Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 9,171,717	$ 8,221,618	$ 8,356,231
Provision For Loan Losses	375,000	925,000	300,000
Charge-Offs	(985,317)	(655,785)	(830,572)
Recoveries	664,174	680,884	395,959
Ending Balance	9,225,574	9,171,717	8,221,618
Residential Real Estate
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,191,443	1,233,843	1,360,346
Provision For Loan Losses	227,624	2,411	82,909
Charge-Offs	(34,599)	(46,419)	(211,780)
Recoveries	6,126	1,608	2,368
Ending Balance	1,390,594	1,191,443	1,233,843
Consumer
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,203,593	1,144,815	996,620
Provision For Loan Losses	324,394	173,235	257,180
Charge-Offs	(432,003)	(224,954)	(184,161)
Recoveries	114,865	110,497	75,176
Ending Balance	1,210,849	1,203,593	1,144,815
Commercial Business
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	923,600	1,011,227	882,999
Provision For Loan Losses	(392,817)	(55,109)	261,599
Charge-Offs	(1,132)	(32,518)	(133,371)
Recoveries	15,113	0	0
Ending Balance	544,764	923,600	1,011,227
Commercial Real Estate 1 [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	5,853,081	4,831,733	5,116,266
Provision For Loan Losses	215,799	804,463	(301,688)
Charge-Offs	(517,583)	(351,894)	(301,260)
Recoveries	528,070	568,779	318,415
Ending Balance	$ 6,079,367	$ 5,853,081	$ 4,831,733